UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-04345)

Exact name of registrant as specified in charter:	Putnam Tax Free Income Trust

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq. Ropes & Gray LLP 800 Boylston Street Boston, Massachusetts 02199-3600

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	July 31, 2013

Date of reporting period:	April 30, 2013

Item 1. Schedule of Investments:

Putnam Tax-Free High Yield Fund

The fund's portfolio
4/30/13 (Unaudited)

Key to holding's abbreviations
ABAG — Association Of Bay Area Governments
AGM — Assured Guaranty Municipal Corporation
AGO — Assured Guaranty, Ltd.
AMBAC — AMBAC Indemnity Corporation
Cmnwlth. of PR Gtd. — Commonwealth of Puerto Rico Guaranteed
COP — Certificates of Participation
FRB — Floating Rate Bonds: the rate shown is the current interest rate at the close of the reporting period
G.O. Bonds — General Obligation Bonds
NATL — National Public Finance Guarantee Corp.
Radian Insd. — Radian Group Insured
U.S. Govt. Coll. — U.S. Government Collateralized
VRDN — Variable Rate Demand Notes, which are floating-rate securities with long-term maturities, that carry coupons that reset every one or seven days. The rate shown is the current interest rate at the close of the reporting period.
MUNICIPAL BONDS AND NOTES (96.9%)(a)
	Rating(RAT)	Principal amount	Value

Alabama (0.9%)

Cullman Cnty., Hlth. Care Auth. Rev. Bonds (Cullman Regl. Med. Ctr.), Ser. A, 7s, 2/1/36	Ba1	$4,800,000	$5,268,720

Selma, Indl. Dev. Board Rev. Bonds (Gulf Opportunity Zone Intl. Paper Co.), Ser. A
6 1/4s, 11/1/33	BBB	3,000,000	3,417,630
5.8s, 5/1/34	BBB	1,750,000	1,972,355

			10,658,705
Arizona (3.8%)

Apache Cnty., Indl. Dev. Auth. Poll. Control Rev. Bonds (Tucson Elec. Pwr. Co.), Ser. A, 4 1/2s, 3/1/30	Baa3	3,000,000	3,121,830

AZ State Sports & Tourism Auth. Rev. Bonds (Multipurpose Stadium Fac.), Ser. A, 5s, 7/1/31	A1	5,000,000	5,608,249

Casa Grande, Indl. Dev. Auth. Rev. Bonds (Casa Grande Regl. Med. Ctr.), Ser. A
7 5/8s, 12/1/29	BB-/P	5,575,000	5,730,933
7 1/4s, 12/1/19	BB-/P	500,000	514,020

Cochise Cnty., Indl. Dev. Auth. Rev. Bonds
(Sierra Vista Regl. Hlth. Ctr.), 7 3/4s, 12/1/30	BBB+/P	2,735,000	2,783,027
(Sierra Vista Cmnty. Hosp.), 6.45s, 12/1/17	BBB+/P	1,295,000	1,385,883
(Sierra Vista Regl. Hlth. Ctr.), Ser. A, 6.2s, 12/1/21	BBB+/P	790,000	899,399

Coconino Cnty., Poll. Control Rev. Bonds (Tucson Elec. Pwr. Co. - Navajo), Ser. A, 5 1/8s, 10/1/32	Baa3	4,000,000	4,261,440

Glendale, Indl. Dev. Auth. Rev. Bonds (John C. Lincoln Hlth. Network), 5s, 12/1/42	BBB+	1,100,000	1,141,833

Maricopa Cnty., Poll. Control Rev. Bonds (El Paso Elec. Co.), Ser. A, 7 1/4s, 2/1/40	Baa2	4,800,000	5,671,440

Phoenix, Indl. Dev. Auth. Ed. Rev. Bonds
(Great Hearts Academies Project), 6.3s, 7/1/42	BB/F	430,000	464,658
(Choice Academies, Inc.), 5 3/8s, 9/1/32	BB+	2,000,000	2,050,720

Pima Cnty., Indl. Dev. Auth. Rev. Bonds
(Tucson Elec. Pwr. Co.), 5 3/4s, 9/1/29	Baa3	1,000,000	1,052,610
(Horizon Cmnty. Learning Ctr.), 5 1/4s, 6/1/35	BBB	1,395,000	1,395,377
(Horizon Cmnty. Learning Ctr.), 5.05s, 6/1/25	BBB	2,450,000	2,449,902

Salt Verde, Fin. Corp. Gas Rev. Bonds
5s, 12/1/37	A-	1,430,000	1,604,274
5s, 12/1/32	A-	1,500,000	1,708,860

Tempe, Indl. Dev. Auth. Rev. Bonds (Friendship Village), Ser. A, 6s, 12/1/32	BB-/P	1,350,000	1,475,658

Yavapai Cnty., Indl. Dev. Ed. Auth. Rev. Bonds (Agribusiness & Equine Ctr.), 5s, 3/1/32	BB+	1,600,000	1,599,888

			44,920,001
Arkansas (0.2%)

Arkadelphia, Pub. Ed. Fac. Board Rev. Bonds (Ouachita Baptist U.), 6s, 3/1/33	BB+/P	2,000,000	2,184,920

			2,184,920
California (15.2%)

ABAG Fin. Auth. for Nonprofit Corps. Rev. Bonds
(Episcopal Sr. Cmnty.), 6s, 7/1/31	BBB	1,295,000	1,524,047
(Episcopal Sr. Cmntys.), Ser. A, 5s, 7/1/42	BBB	1,000,000	1,069,680

CA Rev. Bonds (Catholic Hlth. Care West), Ser. A, 6s, 7/1/39	A	5,000,000	5,980,700

CA Edl. Fac. Auth. Rev. Bonds
(Pacific U.), Ser. A, 5s, 11/1/42	A2	785,000	861,200
(U. of La Verne), Ser. A, 5s, 6/1/35	Baa2	1,500,000	1,558,110

CA Hlth. Fac. Fin. Auth. Rev. Bonds (Stanford Hosp. Clinics), Ser. A, 5s, 8/15/42	Aa3	3,000,000	3,430,590

CA Infrastructure & Econ. Dev. Bank VRDN (Pacific Gas & Elec. Co.), Ser. B, 0.16s, 11/1/26	VMIG1	1,600,000	1,600,000

CA Muni. Fin. Auth. COP (Cmnty. Hosp. Central CA)
5 1/4s, 2/1/46	Baa2	7,000,000	7,315,909
5 1/4s, 2/1/37	Baa2	3,205,000	3,377,044

CA Muni. Fin. Auth. Rev. Bonds (Emerson College), 6s, 1/1/42	Baa1	3,330,000	4,038,724

CA Poll. Control Fin. Auth. Rev. Bonds (Wtr. Furnishing), 5s, 11/21/45	Baa3	6,000,000	6,145,860

CA Poll. Control Fin. Auth. Solid Waste Disp. 144A Rev. Bonds (Waste Management, Inc.), Ser. A-2, 5.4s, 4/1/25	BBB	2,000,000	2,149,240

CA State G.O. Bonds
5 1/4s, 4/1/35	A1	7,000,000	8,128,330
5s, 4/1/37	A1	1,000,000	1,138,150
5s, 9/1/30	A1	7,500,000	8,717,775

CA State Muni. Fin. Auth. Charter School Rev. Bonds (Partnerships Uplift Cmnty.), Ser. A
5 1/4s, 8/1/42	BB+	850,000	874,387
5s, 8/1/32	BB+	665,000	675,281

CA State Pub. Wks. Board Rev. Bonds
Ser. A-1, 6s, 3/1/35	A2	2,000,000	2,432,600
(States Prisons - LA), Ser. C, 5 3/4s, 10/1/31	A2	1,000,000	1,200,590
(Dept. of Forestry & Fire), Ser. E, 5s, 11/1/32	A2	1,750,000	1,909,985
(Judicial Council Projects), Ser. D, 5s, 12/1/31	A2	1,000,000	1,119,730
(Capital Projects), Ser. A, 5s, 4/1/30	A2	5,000,000	5,643,250

CA Statewide Cmnty. Dev. Auth. Rev. Bonds
(American Baptist Homes West), 6 1/4s, 10/1/39	BBB	2,500,000	2,848,550
(Terraces at San Joaquin Gardens), Ser. A, 6s, 10/1/42	BB/P	1,750,000	1,900,535
(Irvine, LLC-UCI East Campus), 6s, 5/15/40	Baa2	6,000,000	6,593,700
(Terraces at San Joaquin Gardens), Ser. A, 5 5/8s, 10/1/32	BB/P	1,105,000	1,180,239
(U. CA Irvine E. Campus Apts. Phase 1), 5 3/8s, 5/15/38	Baa2	1,500,000	1,655,670
(Sr. Living-Presbyterian Homes), Ser. A, 4 7/8s, 11/15/36	BBB-	1,000,000	1,007,880

CA Statewide Cmnty. Dev. Auth. 144A Rev. Bonds
(Thomas Jefferson School of Law), Ser. A, 7 1/4s, 10/1/38	BB	2,025,000	2,030,184
(Front Porch Cmntys. & Svcs.), Ser. A, 5 1/8s, 4/1/37	BBB	3,300,000	3,464,769

Cathedral City, Impt. Board Act of 1915 Special Assmt. Bonds (Cove Impt. Dist.), Ser. 04-02
5.05s, 9/2/35	BB+/P	1,780,000	1,783,880
5s, 9/2/30	BB+/P	1,695,000	1,704,899

Chula Vista, Cmnty. Fac. Dist. Special Tax Rev. Bonds (No. 07-I Otay Ranch Village Eleven)
5.8s, 9/1/28	BBB-/P	1,760,000	1,786,541
5.1s, 9/1/26	BBB-/P	335,000	342,373

Foothill/Eastern Corridor Agcy. Rev. Bonds
(CA Toll Road), 5.85s, 1/15/23	Baa3	1,500,000	1,541,355
(CA Toll Road), 5 3/4s, 1/15/40	Baa3	3,200,000	3,202,976
zero %, 1/15/38	Baa3	9,000,000	2,045,070
zero %, 1/15/37	Baa3	5,000,000	1,206,400
zero %, 1/15/30	Baa3	6,000,000	2,225,760

Golden State Tobacco Securitization Corp. Rev. Bonds
Ser. A-2, 5.3s, 6/1/37	B3	9,000,000	8,364,510
Ser. A-1, 5s, 6/1/33	B3	5,000,000	4,595,600
(Enhanced Asset), Ser. A, 5s, 6/1/29	A2	2,225,000	2,530,626
Ser. A-1, 4 1/2s, 6/1/27	B	2,000,000	1,951,040

Irvine Pub. Fac. & Infrastructure Auth. Special Assmt. Bonds, Ser. A, 4 1/2s, 9/2/26	BBB+	1,000,000	1,032,190

Irvine, Impt. Board Act of 1915 Special Assmt. Bonds (Dist. No. 03-19)
5s, 9/2/29	BB-/P	1,650,000	1,668,447
5s, 9/2/25	BB-/P	1,255,000	1,280,853

Irvine, Impt. Board Act of 1915 Ltd. Oblig. Special Assmt. Bonds (No. 03-19 Group 4), 5s, 9/2/29	BB/P	655,000	677,060

Los Angeles, Regl. Arpt. Impt. Corp. Lease Rev. Bonds (Laxfuel Corp.), 5s, 1/1/32	A	1,500,000	1,664,430

M-S-R Energy Auth. Rev. Bonds
Ser. A, 6 1/2s, 11/1/39	A-	1,250,000	1,716,925
Ser. B, 6 1/2s, 11/1/39	A-	2,000,000	2,747,080

North Natomas, Cmnty. Fac. Special Tax Bonds
(Dist. No. 4), Ser. D, 5s, 9/1/33	BBB-/P	340,000	343,400
Ser. D, 5s, 9/1/26	BBB-/P	1,070,000	1,092,598

Oakland, Unified School Dist. Alameda Cnty., G.O. Bonds (Election 2006), Ser. A, 5 1/2s, 8/1/32	BBB/P	1,500,000	1,622,925

Oakley, Pub. Fin. Auth. Special Assmt. Bonds, 5s, 9/2/31	BBB-	1,645,000	1,713,366

Orange Cnty., Cmnty. Fac. Dist. Special Tax Rev. Bonds (Ladera Ranch - No. 02-1), Ser. A, 5.55s, 8/15/33	BBB-/P	2,875,000	2,884,488

Poway, Unified School Dist. G.O. Bonds, zero %, 8/1/40	Aa2	7,000,000	1,963,850

Rancho Cordova, Cmnty. Fac. Dist. Special Tax Bonds (Sunridge Anatolia), Ser. 03-1, 5s, 9/1/37	BB+/P	1,000,000	1,015,580

Sacramento, Special Tax Rev. Bonds (North Natomas Cmnty. Fac.), Ser. 97-01
5.1s, 9/1/35	BB+/P	2,895,000	2,903,627
5s, 9/1/29	BB+/P	1,355,000	1,360,610

San Bernardino, Cmnty. College Dist. G.O. Bonds (Election of 2008), Ser. B, zero %, 8/1/44	Aa2	15,000,000	3,157,500

San Diego Cnty., Regl. Arpt. Auth. Rev. Bonds, Ser. B, 5s, 7/1/43	A1	2,500,000	2,753,025

San Diego, Unified School Dist. G.O. Bonds
Ser. C, zero %, 7/1/46	Aa3	5,000,000	1,050,700
(Election of 2008), Ser. C, zero %, 7/1/40	Aa3	5,000,000	1,415,700

San Francisco City & Cnty. Arpt. Comm. Intl. Arpt. Rev. Bonds, Ser. A, 5s, 5/1/30	A1	400,000	449,236

San Francisco City & Cnty. Redev. Agcy. Cmnty. Fac. Dist. Special Tax Bonds (No. 6 Mission Bay South), Ser. A, 5.15s, 8/1/35	BB+/P	1,000,000	1,013,230

San Francisco City & Cnty., Redev. Agcy. Cmnty. Successor Special Tax Bonds (No.6 Mission Bay Pub. Impts.), Ser. C, zero %, 8/1/43	BB+/P	8,000,000	1,439,279

San Francisco, City & Cnty. Redev. Fin. Auth. Tax Alloc. Bonds (Mission Bay South Redev.), Ser. D, 6 1/2s, 8/1/31	BBB	500,000	545,630

Santaluz, Cmnty. Facs. Dist. No. 2 Special Tax Bonds (Impt. Area No. 1), Ser. A
5s, 9/1/29 (Prerefunded 9/1/21)	BBB+	990,000	1,059,478
5s, 9/1/28 (Prerefunded 9/1/21)	BBB+	990,000	1,061,656

Selma, Unified School Dist. G.O. Bonds (Election of 2006), Ser. C, AGO, zero %, 8/1/37	AA-	2,400,000	729,960

Southern CA Pub. Pwr. Auth. Rev. Bonds (Natural Gas), Ser. A, 5 1/4s, 11/1/21	Baa1	1,500,000	1,718,730

Sunnyvale, Special Tax Rev. Bonds (Cmnty. Fac. Dist. No. 1), 7 3/4s, 8/1/32	B+/P	3,780,000	3,785,254

Turlock, Irrigation Dist. Rev. Bonds, 5 1/2s, 1/1/41	A2	5,000,000	5,775,650

Vernon, Elec. Syst. Rev. Bonds, Ser. A, 5 1/2s, 8/1/41	A-	750,000	829,455

			177,325,651
Colorado (3.1%)

CO Hlth. Fac. Auth. Rev. Bonds
(Christian Living Cmntys.), Ser. A, 9s, 1/1/34 (Prerefunded 1/1/14)	AA+	750,000	799,808
(Christian Living Cmnty.), 6 3/8s, 1/1/41	BB-/P	810,000	925,376
(Total Longterm Care National), Ser. A, 6 1/4s, 11/15/40	BBB-/F	800,000	891,304
(Evangelical Lutheran), Ser. A, 6 1/8s, 6/1/38 (Prerefunded 6/1/14)	A3	4,810,000	5,112,308
(Christian Living Cmntys.), Ser. A, 5 3/4s, 1/1/26	BB-/P	2,850,000	3,050,184
(Valley View Assn.), 5 1/4s, 5/15/42	BBB+	3,025,000	3,143,943
(Christian Living Cmntys.), 5 1/4s, 1/1/37	BB-/P	750,000	802,148
(Valley View Assn.), 5 1/8s, 5/15/37	BBB+	1,000,000	1,036,980
(Christian Living Cmntys.), 5 1/8s, 1/1/30	BB-/P	1,415,000	1,521,903
(Covenant Retirement Cmnty.), Ser. A, 5s, 12/1/33	BBB-	2,100,000	2,231,292
(Evangelical Lutheran Good Samaritan Society), 5s, 12/1/33	A3	5,250,000	5,658,608
(Covenant Retirement Cmntys.), Ser. A, 5s, 12/1/27	BBB-	400,000	435,876

CO Pub. Hwy. Auth. Rev. Bonds
(E-470), zero %, 9/1/41	Baa2	1,000,000	226,600
Ser. A, NATL, zero %, 9/1/28	Baa2	5,000,000	2,445,800

E-470 CO Pub. Hwy. Auth. Rev. Bonds, Ser. A, NATL, zero %, 9/1/34	Baa2	12,000,000	4,082,280

Plaza, Tax Allocation Bonds (Metro. Dist. No.1), 5s, 12/1/40	BB/P	3,850,000	4,013,548

			36,377,958
Connecticut (0.3%)

Hamden, Fac. Rev. Bonds (Whitney Ctr.), Ser. A, 7 3/4s, 1/1/43	BB/P	2,800,000	3,038,308

			3,038,308
Delaware (0.7%)

DE St. Econ. Dev. Auth. Rev. Bonds
(Delmarva Pwr.), 5.4s, 2/1/31	BBB+	1,700,000	1,910,800
(Indian River Pwr.), 5 3/8s, 10/1/45	Baa3	6,200,000	6,667,790

			8,578,590
District of Columbia (1.9%)

DC Rev. Bonds (Howard U.), Ser. A, 6 1/2s, 10/1/41	A3	7,000,000	8,456,140

DC Tobacco Settlement Fin. Corp. Rev. Bonds, Ser. A, zero %, 6/15/46	B/F	34,730,000	3,305,254

DC U. Rev. Bonds (Gallaudet U.), 5 1/2s, 4/1/41	A+	2,000,000	2,263,940

Metro. Washington, Arpt. Auth. Dulles Toll Rd. Rev. Bonds (2nd Sr. Lien), Ser. B
zero %, 10/1/40	Baa1	995,000	227,278
zero %, 10/1/39	Baa1	10,000,000	2,410,600
zero %, 10/1/38	Baa1	20,000,000	5,088,000

			21,751,212
Florida (5.3%)

Broward Cnty., Arpt. Syst. Rev. Bonds, Ser. Q-2
5s, 10/1/37	A1	1,750,000	1,919,155
5s, 10/1/31	A1	175,000	196,187

Double Branch Cmnty. Dev. Dist. Special Assmt. Bonds (Sr. Lien), Ser. A-1, 4 1/8s, 5/1/31	A-	1,000,000	994,340

Escambia Cnty., Env. Impt. Rev. Bonds (Intl. Paper Co.), Ser. A, 5s, 8/1/26	BBB	1,500,000	1,505,475

Greater Orlando Aviation Auth. Rev. Bonds (JetBlue Airways Corp.), 5s, 11/15/36	B/P	1,000,000	1,042,460

Heritage Harbour Marketplace Cmnty., Dev. Dist. Special Assmt. Bonds, 5.6s, 5/1/36	CCC/P	2,235,000	2,053,920

Jacksonville, Econ. Dev. Comm. Hlth. Care Fac. Rev. Bonds (FL Proton Therapy Inst.), Ser. A, 6s, 9/1/17	BB-/P	635,000	709,835

Jacksonville, Econ. Dev. Comm. Indl. Dev. Rev. Bonds (Gerdau Ameristeel US, Inc.), 5.3s, 5/1/37	Baa3	5,250,000	5,251,417

Jacksonville, Port Auth. Rev. Bonds, 5s, 11/1/38	A2	1,400,000	1,513,134

Lakeland, Edl. Facs. Rev. Bonds (FL Southern College), Ser. A, 5s, 9/1/37	BBB+	600,000	649,212

Lakeland, Retirement Cmnty. 144A Rev. Bonds (1st Mtge. - Carpenters), 6 3/8s, 1/1/43	BBB-/F	1,820,000	2,009,771

Lee Cnty., Indl. Dev. Auth. Hlth. Care Fac. Rev. Bonds
(Shell Pt./Alliance Oblig. Group), 5 1/8s, 11/15/36	BB+	4,925,000	5,074,720
(Shell Pt./Alliance), 5s, 11/15/32	BB+	3,210,000	3,305,144

Martin Cnty., Rev. Bonds (Indiantown Cogeneration), 4.2s, 12/15/25	Ba1	1,000,000	1,008,540

Miami-Dade Cnty., Aviation Rev. Bonds
(Miami Intl. Arpt.), Ser. A-1, 5 3/8s, 10/1/41	A2	1,000,000	1,143,170
Ser. B, 5s, 10/1/41	A2	4,500,000	5,017,950

Middle Village Cmnty. Dev. Dist. Special Assmt. Bonds, Ser. A, 6s, 5/1/35	BB/P	2,000,000	1,693,760

Myrtle Creek, Impt. Dist. Special Assmt. Bonds, Ser. A, 5.2s, 5/1/37	B+/P	1,965,000	1,822,852

Orlando Cmnty. Redev. Agcy. Tax Alloc. Bonds (Republic Drive/Universal), 5s, 4/1/24	A-/F	2,760,000	3,179,437

Palm Beach Cnty., Hlth. Fac. Auth. Rev. Bonds (Acts Retirement-Life Cmnty.), 5 1/2s, 11/15/33	BBB+	7,000,000	7,821,730

Palm Coast Pk. Cmnty. Dev. Dist. Special Assmt. Bonds, 5.7s, 5/1/37	B-/P	2,460,000	1,648,987

Pinellas Cnty., Edl. Fac. Auth. Rev. Bonds (Barry U.)
5 1/4s, 10/1/30	BBB	1,210,000	1,333,589
5s, 10/1/27	BBB	1,750,000	1,933,750

Sarasota Cnty., Hlth. Fac. Auth. Retirement Fac. Rev. Bonds (Village On The Isle), 5 1/2s, 1/1/27	BBB+/F	1,950,000	2,074,001

Tolomato, Cmnty. Dev. Dist. Special Assmt. Bonds, 5.4s, 5/1/37	CCC/P	2,980,000	2,984,112

Town Ctr. at Palm Coast, Cmnty. Dev. Dist. Special Assmt. Bonds, 6s, 5/1/36	B/P	1,795,000	1,485,093

Verandah, West Cmnty. Dev. Dist. Special Assmt. Bonds (Cap. Impt.), 5s, 5/1/33	BB-/P	1,000,000	1,000,780

Village Cmnty. Dev. Dist. No. 8 Special Assmt. Bonds (Phase II), 6 1/8s, 5/1/39	BB/P	885,000	1,043,707

Village Cmnty. Dev. Dist. No. 9 Special Assmt. Bonds, 5s, 5/1/22	B+/P	785,000	845,037

			62,261,265
Georgia (2.3%)

Atlanta, Wtr. & Waste Wtr. Rev. Bonds, Ser. A, 6 1/4s, 11/1/39	A1	5,000,000	6,174,950

Clayton Cnty., Dev. Auth. Special Fac. Rev. Bonds (Delta Airlines), Ser. B, 9s, 6/1/35	B-	4,000,000	4,434,440

Fulton Cnty., Res. Care Fac. Rev. Bonds (Canterbury Court), Class A, 6 1/8s, 2/15/34	BB/P	1,800,000	1,833,498

GA State Private College & U. Auth. Rev. Bonds (Mercer U.)
Ser. C, 5 1/4s, 10/1/30	Baa2	1,990,000	2,291,246
Ser. A, 5s, 10/1/32	Baa2	1,100,000	1,226,929

Gainesville & Hall Cnty., Devauth Retirement Cmnty. Rev. Bonds (Acts Retirement-Life Cmnty.), Ser. A-2, 6 5/8s, 11/15/39	BBB+	1,200,000	1,399,008

Main St. Natural Gas, Inc. Rev. Bonds (GA Gas), Ser. A, 5 1/2s, 9/15/21	A-	1,255,000	1,495,822

Marietta, Dev. Auth. Rev. Bonds (U. Fac. - Life U., Inc.), 7s, 6/15/39	Ba3	4,150,000	4,473,782

Med. Ctr. Hosp. Auth. Rev. Bonds (Spring Harbor Green Island), 5 1/4s, 7/1/27	B+/P	2,375,000	2,432,713

Rockdale Cnty., Dev. Auth. Rev. Bonds (Visy Paper), Ser. A, 6 1/8s, 1/1/34	B-/P	1,400,000	1,463,406

			27,225,794
Guam (0.2%)

Territory of GU, Rev. Bonds, Ser. A, 5 3/8s, 12/1/24	BBB+	1,000,000	1,106,810

Territory of GU, Dept. of Ed. COP (John F. Kennedy High School), Ser. A, 6 7/8s, 12/1/40	B	500,000	550,560

Territory of GU, Pwr. Auth. Rev. Bonds, Ser. A, 5s, 10/1/34	BBB	700,000	777,623

			2,434,993
Hawaii (0.9%)

HI State Dept. Budget & Fin. Rev. Bonds
(Craigside), Ser. A, 9s, 11/15/44	B/P	1,350,000	1,614,533
(Hawaiian Elec. Co. - Subsidary), 6 1/2s, 7/1/39	Baa1	7,000,000	8,192,450
(Kahala Nui), 5 1/8s, 11/15/32	BBB-/F	1,050,000	1,148,081

			10,955,064
Illinois (4.4%)

Chicago, Special Assmt. Bonds (Lake Shore East), 6 3/4s, 12/1/32	BB/P	5,465,000	5,596,925

Chicago, O'Hare Intl. Arpt. Rev. Bonds, Ser. A, 5 3/4s, 1/1/39	A2	5,000,000	5,856,250

Du Page Cnty., Special Svc. Area No. 31 Special Tax Bonds (Monarch Landing), 5 5/8s, 3/1/36	B/P	900,000	915,066

IL Fin. Auth. Rev. Bonds
(Provena Hlth.), Ser. A, 7 3/4s, 8/15/34	Baa1	3,500,000	4,404,225
(Rush U. Med. Ctr.), Ser. A, 7 1/4s, 11/1/38	A2	2,150,000	2,646,414
(Silver Cross Hosp. & Med. Ctr.), 7s, 8/15/44	BBB-	5,250,000	6,284,565
(IL Rush U. Med.. Ctr.), Ser. C, 6 5/8s, 11/1/39	A2	1,425,000	1,710,812
(Navistar Intl. Recvy. Zone), 6 1/2s, 10/15/40	B3	4,155,000	4,568,380
(Roosevelt U.), 6 1/2s, 4/1/39	Baa3	4,000,000	4,553,160
(Landing At Plymouth Place), Ser. A, 6s, 5/15/25	B+/P	1,550,000	1,474,779
(Elmhurst Memorial), Ser. A, 5 5/8s, 1/1/37	Baa2	2,000,000	2,229,460

IL Fin. Auth. Solid Waste Disposal (Waste Mgmt., Inc.), Ser. A, 5.05s, 8/1/29	BBB	5,045,000	5,352,241

IL Hlth. Fac. Auth. Rev. Bonds (Cmnty. Rehab. Providers Fac.), Ser. A, 7 7/8s, 7/1/20	CCC/P	487,744	373,129

IL State G.O. Bonds, 5s, 3/1/34	A2	1,250,000	1,342,138

Metro. Pier & Exposition Auth. Dedicated State Tax Rev. Bonds (McCormick), Ser. B, AGM, zero %, 6/15/43	AAA	7,000,000	1,633,800

Railsplitter, Tobacco Settlement Auth. Rev. Bonds, 6s, 6/1/28	A-	2,150,000	2,611,304

			51,552,648
Indiana (1.5%)

IN State Fin. Auth. Rev. Bonds
(U.S. Steel Corp.), 6s, 12/1/26	BB	2,000,000	2,146,220
(OH Valley Elec. Corp.), Ser. A, 5s, 6/1/32	Baa3	1,750,000	1,897,315
(Duke Energy Ind.), Ser. C, 4.95s, 10/1/40	A2	4,660,000	5,075,625

IN State Fin. Auth. VRDN, Ser. A-3, 0.22s, 2/1/37	VMIG1	6,500,000	6,499,999

IN State Fin. Auth. Edl. Fac. Rev. Bonds (Butler U.), Ser. B
5s, 2/1/34	BBB+	1,170,000	1,289,118
5s, 2/1/28	BBB+	1,000,000	1,126,550

			18,034,827
Iowa (1.3%)

IA Fin. Auth. Hlth. Fac. Rev. Bonds (Dev. Care Initiatives), Ser. A
5 1/2s, 7/1/25	BB+	3,185,000	3,360,207
5s, 7/1/20	BB+	1,700,000	1,788,621

Marion Hlth. Care Fac. Rev. Bonds (First Mtge.), Ser. IA, 8s, 1/1/29	B+/P	45,000	46,062

Tobacco Settlement Auth. of IA Rev. Bonds, Ser. C, 5 3/8s, 6/1/38	B+	10,000,000	9,672,200

			14,867,090
Kansas (0.4%)

Lenexa, Hlth. Care Fac. Rev. Bonds
(LakeView Village, Inc.), 7 1/4s, 5/15/39	BB/P	1,500,000	1,710,705
5 3/8s, 5/15/27	BB/P	3,400,000	3,536,510

			5,247,215
Kentucky (0.9%)

Breckinridge Cnty., Lease Program VRDN, Ser. A, 0.18s, 2/1/32	VMIG1	1,180,000	1,180,000

KY Econ. Dev. Fin. Auth. Rev. Bonds
(First Mtge.), Ser. IA, 8s, 1/1/29	B+/P	227,000	232,355
(Masonic Home Indpt. Living II), 7 3/8s, 5/15/46	BB-/P	1,350,000	1,586,318
(Masonic Home Indpt. Living II), 7 1/4s, 5/15/41	BB-/P	900,000	1,054,692

KY State Econ. Dev. Fin. Auth. Hlth. Care Rev. Bonds (Masonic Homes of KY), 5 3/8s, 11/15/42	BB-/P	1,400,000	1,445,836

Louisville & Jefferson Cnty., Metro. Govt. College Rev. Bonds (Bellarmine U., Inc.), Ser. A, 6s, 5/1/38	Baa3	855,000	929,701

Louisville & Jefferson Cnty., Metro. Govt. Hlth. Syst. Rev. Bonds (Norton Hlth. Care, Inc.), 5s, 10/1/30	A-	4,000,000	4,220,199

			10,649,101
Louisiana (0.7%)

Rapides, Fin. Auth. FRB (Cleco Pwr.), AMBAC, 4.7s, 11/1/36	Baa2	2,250,000	2,342,678

St. John Baptist Parish Rev. Bonds (Marathon Oil Corp.), Ser. A, 5 1/8s, 6/1/37	Baa2	3,690,000	3,941,953

Tobacco Settlement Fin. Corp. Rev. Bonds, Ser. 01-B, 5 7/8s, 5/15/39	A3	2,350,000	2,365,017

			8,649,648
Maine (0.8%)

ME Hlth. & Higher Edl. Fac. Auth. Rev. Bonds (ME Gen. Med. Ctr.), 7 1/2s, 7/1/32	Baa3	3,000,000	3,857,610

Rumford, Solid Waste Disp. Rev. Bonds (Boise Cascade Corp.), 6 7/8s, 10/1/26	B2	5,000,000	5,023,450

			8,881,060
Maryland (1.4%)

MD Econ. Dev. Corp. Rev. Bonds (Salisbury U.), 5s, 6/1/27	Baa3	1,050,000	1,149,320

MD Econ. Dev. Corp. Poll. Control Rev. Bonds (Potomac Electric Power Co.), 6.2s, 9/1/22	A	1,700,000	2,086,665

MD State Econ. Dev. Corp. Rev. Bonds (Salisbury U.), 5s, 6/1/30	Baa3	625,000	673,644

MD State Hlth. & Higher Edl. Fac. Auth. Rev. Bonds (Washington Cnty. Hosp.), 6s, 1/1/43	BBB-	4,760,000	5,173,548

MD State Indl. Dev. Fin. Auth. Econ. Dev. Rev. Bonds (Our Lady of Good Counsel School), Ser. A, 6s, 5/1/35	BB-/P	600,000	625,008

Westminster, Econ. Dev. Rev. Bonds (Carroll Lutheran Village), Ser. A
6 1/4s, 5/1/34	BB/P	4,800,000	4,815,984
6s, 5/1/24	BB/P	2,000,000	2,010,300

			16,534,469
Massachusetts (4.4%)

MA Dev. Fin. Agcy. Sr. Living Fac. Rev. Bonds (Groves-Lincoln), Ser. A, 7 3/4s, 6/1/39 (In default)(NON)	D/P	2,000,000	944,800

MA State Dev. Fin. Agcy. Rev. Bonds
(Sabis Intl.), Ser. A, 8s, 4/15/39	BBB	2,140,000	2,622,484
(Linden Ponds, Inc. Fac.), Ser. A-1, 6 1/4s, 11/15/46	B-/P	2,616,363	2,324,168
(Linden Ponds, Inc. Fac.), Ser. A-1, 6 1/4s, 11/15/39	B-/P	1,159,997	1,051,827
(Linden Ponds, Inc. Fac.), Ser. A-1, 6 1/4s, 11/15/31	B-/P	704,147	651,132
(Boston U.), 6s, 5/15/59	A1	1,575,000	1,993,446
(Linden Ponds, Inc. Fac.), Ser. A-2, 5 1/2s, 11/15/46	B-/P	238,451	189,135
(Berklee College of Music), 5 1/4s, 10/1/41	A2	2,000,000	2,243,760
(New England Conservatory of Music), 5 1/4s, 7/1/38	Baa1	1,900,000	2,034,349
(Wheelock College), Ser. C, 5 1/4s, 10/1/37	BBB	2,000,000	2,100,100
(Suffolk U.), 5 1/8s, 7/1/40	Baa2	2,000,000	2,202,860
(Merrimack College), Ser. A, 5s, 7/1/32	Baa3	700,000	767,277
(Linden Ponds, Inc. Fac.), Ser. B, zero %, 11/15/56	B-/P	1,186,016	8,895

MA State Dev. Fin. Agcy. Hlth. Care Fac. 144A Rev. Bonds (Adventcare), Ser. A, 6.65s, 10/15/28	B/P	2,150,000	2,289,019

MA State Hlth. & Edl. Fac. Auth. Rev. Bonds
(Jordan Hosp.), Ser. E, 6 3/4s, 10/1/33	BB-	6,035,000	6,088,410
(Quincy Med. Ctr.), Ser. A, 6 1/2s, 1/15/38 (In default)(NON)	D/P	972,870	97
(Suffolk U.), Ser. A, 6 1/4s, 7/1/30	Baa2	1,400,000	1,642,970
(Suffolk U.), Ser. A, 5 3/4s, 7/1/39	Baa2	2,125,000	2,415,551
(Springfield College), 5 5/8s, 10/15/40	Baa1	3,500,000	3,866,485
(Milton Hosp.), Ser. D, 5 3/8s, 7/1/35	BB-	3,950,000	4,083,510
(Winchester Hosp.), 5 1/4s, 7/1/38	BBB+	3,050,000	3,385,348
(Fisher College), Ser. A, 5 1/8s, 4/1/37	BBB-	1,400,000	1,422,974
(Milford Regl. Med.), Ser. E, 5s, 7/15/32	Baa3	1,000,000	1,020,410
(Milford Regl. Med.), Ser. E, 5s, 7/15/27	Baa3	2,750,000	2,843,363
(Emerson Hosp.), Ser. E, Radian Insd., 5s, 8/15/25	BB/P	3,500,000	3,521,490

			51,713,860
Michigan (1.7%)

Advanced Tech. Academy Pub. School Rev. Bonds, 6s, 11/1/28	BBB-	1,635,000	1,711,910

Ann Arbor, Econ. Dev. Corp. Ltd. Oblig. Rev. Bonds (Glacier Hills, Inc.), State & Local Govt. Coll., 8 3/8s, 1/15/19 (Escrowed to maturity)	AA+	1,498,000	1,872,051

Detroit, G.O. Bonds (Cap. Impt.), Ser. A-1, 5s, 4/1/15	B	2,000,000	1,875,540

Detroit, Wtr. & Swr. Dept. Rev. Bonds, Ser. A, 5s, 7/1/32	A+	3,600,000	3,928,500

Flint, Hosp. Bldg. Auth. Rev. Bonds
(Hurley Med. Ctr.), 7 1/2s, 7/1/39	Ba1	700,000	826,343
(Hurley Med. Ctr.), 6s, 7/1/20 (Prerefunded, 7/1/13)	Ba1	1,500,000	1,506,780
Ser. A, 5 1/4s, 7/1/39	Ba1	500,000	504,670

Garden City, Hosp. Fin. Auth. Rev. Bonds (Garden City Hosp.), Ser. A, 5 3/4s, 9/1/17	BB-/P	1,205,000	1,206,855

MI Higher Ed. Fac. Auth. VRDN (U. of Detroit Mercy), 0.18s, 11/1/36	VMIG1	100,000	100,000

MI State Hosp. Fin. Auth. Rev. Bonds (Henry Ford Hlth.), 5 3/4s, 11/15/39	A2	4,400,000	5,014,988

Star Intl. Academy Rev. Bonds (Pub. School Academy), 5s, 3/1/33	BBB	1,000,000	1,020,050

			19,567,687
Minnesota (1.5%)

Douglas Cnty., Gross Hlth. Care Fac. Rev. Bonds (Douglas Cnty. Hosp.), Ser. A, 6 1/4s, 7/1/34	BBB-	2,400,000	2,661,216

Inver Grove Heights, Nursing Home Rev. Bonds (Presbyterian Homes Care), 5 1/2s, 10/1/41	B/P	1,000,000	1,007,490

Minneapolis & St. Paul, Hsg. & Redev. Auth. Hlth. Care VRDN (Allina Hlth. Syst.), Ser. B-1, 0.2s, 11/15/35	VMIG1	1,100,000	1,100,000

North Oaks, Sr. Hsg. Rev. Bonds
(Presbyterian Homes North Oaks), 6 1/8s, 10/1/39	BB/P	1,375,000	1,466,823
(Presbyterian Homes), 6s, 10/1/27	BB/P	1,250,000	1,340,213

Northfield, Hosp. Rev. Bonds, 5 3/8s, 11/1/31	BBB-	1,500,000	1,583,670

St. Paul, Hsg. & Redev. Auth. Charter School Lease Rev. Bonds (Nova Classical Academy), Ser. A, 6 3/8s, 9/1/31	BBB-	500,000	555,670

St. Paul, Hsg. & Redev. Auth. Hlth. Care Fac. Rev. Bonds (HealthPartners Oblig. Group), 5 1/4s, 5/15/36	A3	5,035,000	5,306,537

St. Paul, Hsg. & Redev. Auth. Hosp. Rev. Bonds (Healtheast), 6s, 11/15/35	BBB-	1,250,000	1,343,663

St. Paul, Port Auth. Solid Waste Disp. Rev. Bonds (Gerdau Ameristeel US, Inc.), 4 1/2s, 10/1/37	Baa3	900,000	922,185

			17,287,467
Mississippi (0.6%)

MS Bus. Fin. Corp. Gulf Opportunity Zone Rev. Bonds, Ser. A, 5s, 5/1/37	A3	1,000,000	1,088,370

Warren Cnty., Gulf Opportunity Zone Rev. Bonds (Intl. Paper Co.), Ser. A, 6 1/2s, 9/1/32	BBB	5,400,000	6,211,998

			7,300,368
Missouri (0.4%)

MO State Hlth. & Edl. Fac. Auth. VRDN (Washington U. (The)), Ser. C, 0.17s, 9/1/30	VMIG1	3,000,000	3,000,000

St. Louis Cnty., Indl. Dev. Auth. Sr. Living Facs. Rev. Bonds (Friendship Village of Sunset Hills Cnty.), 5s, 9/1/32	A/F	1,120,000	1,213,677

			4,213,677
Montana (0.6%)

MT Fac. Fin. Auth. Rev. Bonds (Sr. Living St. John's Lutheran), Ser. A, 6s, 5/15/25	B+/P	750,000	772,995

MT Fac. Fin. Auth. VRDN (Sisters of Charity of Leavenworth), Ser. A, 0.18s, 12/1/25	VMIG1	6,360,000	6,360,000

			7,132,995
Nebraska (0.6%)

Central Plains, Energy Rev. Bonds
(NE Gas No. 1), Ser. A, 5 1/4s, 12/1/18	A3	1,500,000	1,690,170
(NE Gas No. 3), 5s, 9/1/32	A3	3,000,000	3,327,630

Lancaster Cnty., Hosp. Auth. Rev. Bonds (Immanuel Oblig. Group), 5 5/8s, 1/1/40	A-/F	1,825,000	2,015,895

			7,033,695
Nevada (1.0%)

Clark Cnty., Impt. Dist. Special Assmt. Bonds
(Summerlin No. 151), 5s, 8/1/25	BB-/P	300,000	244,521
(Mountains Edge Local No. 142), 5s, 8/1/21	BBB-	980,000	1,071,218
(Summerlin No. 151), 5s, 8/1/20	BB-/P	335,000	295,999
(Summerlin No. 151), 5s, 8/1/19	BB-/P	1,135,000	1,024,281
(Summerlin No. 151), 5s, 8/1/18	BB-/P	1,085,000	999,936
(Summerlin No. 151), 5s, 8/1/17	BB-/P	1,285,000	1,209,828

Henderson, Local Impt. Dist. Special Assmt. Bonds
(No. T-17), 5s, 9/1/25	BB+/P	770,000	775,852
(No. T-18), 5s, 9/1/14	CCC/P	2,315,000	2,301,943

Las Vegas, Local Impt. Board Special Assmt. Bonds
(Special Impt. Dist. No. 607), 6s, 6/1/19	BB/P	930,000	949,400
(Dist. No. 607), 5.9s, 6/1/18	BB/P	190,000	194,592
(Dist. No. 607), 5.9s, 6/1/17	BB/P	1,410,000	1,453,047

Reno, Sales Tax VRDN (Reno Trans. Rail Access Corridor (ReTRAC)), 0.18s, 6/1/42	VMIG1	1,530,000	1,530,000

			12,050,617
New Hampshire (1.0%)

NH Higher Edl. & Hlth. Fac. Auth. Rev. Bonds (Rivermead at Peterborough), 5 3/4s, 7/1/28	BB+/P	6,000,000	6,002,280

NH Hlth. & Ed. Fac. Auth. VRDN (U. Syst. of NH), Ser. B, 0.18s, 7/1/33	VMIG1	5,945,000	5,945,000

			11,947,280
New Jersey (5.4%)

Burlington Cnty., Bridge Comm. Econ. Dev. Rev. Bonds (The Evergreens), 5 5/8s, 1/1/38	BB+/P	5,500,000	5,691,730

NJ Hlth. Care Fac. Fin. Auth. Rev. Bonds
(St. Joseph Hlth. Care Syst.), 6 5/8s, 7/1/38	BBB-	6,000,000	6,927,000
(St. Peter's U. Hosp.), 6 1/4s, 7/1/35	Ba1	2,500,000	2,943,450
(St. Peter's U. Hosp.), 5 3/4s, 7/1/37	Ba1	2,000,000	2,180,120
(Holy Name Hosp.), 5s, 7/1/36	Baa2	3,500,000	3,655,645

NJ State Econ. Dev. Auth. Continental Airlines, Inc. (Paterson Charter School), Ser. C, 5.3s, 7/1/44	BBB-	2,250,000	2,313,968

NJ State Econ. Dev. Auth. Rev. Bonds
(Newark Arpt. Marriott Hotel), 7s, 10/1/14	Baa3	4,000,000	4,013,280
(United Methodist Homes), Ser. A-1, 6 1/4s, 7/1/33	BB+	3,000,000	3,098,550
(Paterson Charter School Science & Tech.), Ser. A, 6.1s, 7/1/44	BBB-	1,130,000	1,220,377
(Cranes Mill), Ser. A, 6s, 7/1/38	BBB-/F	1,750,000	1,841,595
(MSU Student Hsg.), 5 7/8s, 6/1/42	Baa3	5,110,000	5,796,374
(First Mtge. Lions Gate), Ser. A, 5 7/8s, 1/1/37	B/P	800,000	806,520
5s, 6/15/26	Baa1	500,000	574,925
(Continental Airlines, Inc.), 4 7/8s, 9/15/19	B2	3,500,000	3,603,005

NJ State Econ. Dev. Auth. Energy Fac. Rev. Bonds (Umm Energy Partners, LLC), Ser. A, 5s, 6/15/37	Baa3	1,000,000	1,074,930

NJ State Econ. Dev. Auth. Retirement Cmnty. Rev. Bonds (Seabrook Village, Inc.), 5 1/4s, 11/15/36	BB-/P	3,590,000	3,698,274

Tobacco Settlement Fin. Corp. Rev. Bonds, Ser. 1A
4 3/4s, 6/1/34	B2	5,000,000	4,410,150
4 1/2s, 6/1/23	B1	8,955,000	8,958,045

			62,807,938
New Mexico (1.2%)

Farmington, Poll. Control Rev. Bonds
(Public Service Co. of NM San Juan), Ser. D, 5.9s, 6/1/40	BBB	3,000,000	3,360,000
(San Juan), Ser. A, 4 7/8s, 4/1/33	BBB	7,660,000	7,957,591
(San Juan), Ser. B, 4 7/8s, 4/1/33	BBB	2,750,000	2,856,838

			14,174,429
New York (4.3%)

Brooklyn Arena Local Dev. Corp. Rev. Bonds (Barclays Ctr.), 6 3/8s, 7/15/43	Baa3	3,000,000	3,584,130

Broome Cnty., Indl. Dev. Agcy. Continuing Care Retirement Rev. Bonds (Good Shepard Village), Ser. A, 6 7/8s, 7/1/40	B/P	715,000	763,634

Liberty, Dev. Corp. Rev. Bonds (Goldman Sachs Headquarters, LLC), 5 1/4s, 10/1/35	A3	2,000,000	2,384,200

Niagara, Area Dev. Corp. Solid Waste Disp. Fac. Rev. Bonds (Covanta Holding Corp.), Ser. A, 5 1/4s, 11/1/42	Ba2	2,650,000	2,756,292

NY City, City Transitional Fin. Auth. VRDN (NYC Recovery), Ser. 3, 0.18s, 11/1/22	VMIG1	1,300,000	1,300,000

NY City, Indl. Dev. Agcy. Rev. Bonds (Yankee Stadium - Pilot), AGO, 7s, 3/1/49	AA-	1,000,000	1,234,030

NY City, Indl. Dev. Agcy. Special Fac. Rev. Bonds
(American Airlines - JFK Intl. Arpt.), 7 1/2s, 8/1/16 (In default)(NON)	D/P	3,465,000	3,663,059
(British Airways PLC), 5 1/4s, 12/1/32	BB	2,325,000	2,331,650
(Jetblue Airways Corp.), 5 1/8s, 5/15/30	B-	3,680,000	3,679,742
(Jetblue Airways Corp.), 5s, 5/15/20	B-	615,000	614,994

NY State Dorm. Auth. Non-State Supported Debt Rev. Bonds (Orange Regl. Med. Ctr.), 6 1/4s, 12/1/37	Ba1	4,180,000	4,634,867

NY State Energy Research & Dev. Auth. Gas Fac. Rev. Bonds (Brooklyn Union Gas), 6.952s, 7/1/26	A3	1,800,000	1,805,850

NY State Liberty Dev. Corp. Rev. Bonds
(4 World Trade Ctr., LLC), 5s, 11/15/44	A+	1,500,000	1,654,260
(7 World Trade Ctr.), Class 3, 5s, 3/15/44	Baa2	1,000,000	1,094,300
(1 WTC Port Auth. Construction), 5s, 12/15/41	Aa3	4,475,000	5,073,666

Oneida Cnty., Indl. Dev. Agcy. Rev. Bonds (St. Elizabeth Med.), Ser. A, 5 7/8s, 12/1/29	BB+/P	1,500,000	1,501,140

Onondaga Civic Dev. Corp. Rev. Bonds (St. Joseph's Hosp. Hlth. Ctr.), 5s, 7/1/42	Ba1	1,000,000	1,034,100

Port Auth. NY & NJ Special Oblig. Rev. Bonds (JFK Intl. Air Term.), 6s, 12/1/42	Baa3	2,100,000	2,471,196

Seneca Cnty., Indl. Dev. Agcy. Solid Waste Disp. 144A Mandatory Put Bonds (10/1/13) (IESI Corp.), 6 5/8s, 10/1/35	BB-	1,660,000	1,681,431

Suffolk Cnty., Indl. Dev. Agcy. Civic Fac. Rev. Bonds
(Southampton Hosp. Assn.), Ser. B, 7 5/8s, 1/1/30	B-/P	3,250,000	3,255,070
(Southampton Hosp. Assn.), Ser. A, 7 1/4s, 1/1/30	B-/P	750,000	750,953
(Gurwin Jewish-Phase II), 6.7s, 5/1/39	B+/P	935,000	964,378

Westchester Cnty., Indl Dev. Agcy. Civic Fac. Rev. Bonds (Kendal On Hudson), 5s, 1/1/28	BBB/F	1,100,000	1,217,106

Yonkers, Indl. Dev. Agcy. Civic Fac. Rev. Bonds (St. John's Riverside Hosp.), Ser. A, 7 1/8s, 7/1/31	B+	500,000	500,205

			49,950,253
North Carolina (0.6%)

NC Cap. Fin. Agcy. Edl. Fac. Rev. Bonds (Meredith College), 6s, 6/1/31	BBB	1,000,000	1,135,760

NC Med. Care Cmnty. Hlth. Care Fac. Rev. Bonds
(Deerfield), Ser. A, 6 1/8s, 11/1/38	BBB+/F	450,000	493,034
(First Mtge. - Presbyterian Homes), 5 3/8s, 10/1/22	BB/P	750,000	790,868

NC Med. Care Comm. Retirement Fac. Rev. Bonds
(Carolina Village), 6s, 4/1/38	BB/P	2,500,000	2,629,750
(First Mtge. United Methodist), Ser. C, 5 1/2s, 10/1/32	BB+/P	2,000,000	2,055,260

			7,104,672
Ohio (3.3%)

Buckeye, Tobacco Settlement Fin. Auth. Rev. Bonds, Ser. A-2
5 7/8s, 6/1/30	B3	8,480,000	7,599,606
5 3/4s, 6/1/34	B3	13,300,000	11,639,628
5 1/8s, 6/1/24	B3	2,500,000	2,315,150

Cleveland, Arpt. Syst. Rev. Bonds, Ser. A, 5s, 1/1/29	A-	1,000,000	1,131,950

Erie Cnty., OH Hosp. Fac. Rev. Bonds (Firelands Regl. Med. Ctr.), Ser. A, 5 1/4s, 8/15/46	A-	4,000,000	4,216,400

Hickory Chase, Cmnty. Auth. Infrastructure Impt. Rev. Bonds (Hickory Chase), 7s, 12/1/38 (In default)(NON)	D/P	1,560,000	702,000

Lake Cnty., Hosp. Fac. Rev. Bonds (Lake Hosp. Syst.), Ser. C, 6s, 8/15/43	A3	1,550,000	1,715,649

OH State Air Quality Dev. Auth. Rev. Bonds (Valley Elec. Corp.), Ser. E, 5 5/8s, 10/1/19	Baa3	1,450,000	1,694,383

OH State Higher Edl. Fac. Comm. Rev. Bonds (Kenyon College), 5s, 7/1/44	A1	4,850,000	5,240,086

Southeastern OH Port Auth. Hosp. Fac. Rev. Bonds, 5 3/4s, 12/1/32	BB/P	2,225,000	2,466,791

			38,721,643
Oklahoma (0.4%)

OK Cnty., Fin. Auth. Rev. Bonds (Epworth Village), Ser. A, 5s, 4/1/33	BB-/P	1,070,000	1,094,674

OK State Tpk. Auth. VRDN, Ser. F, 0.18s, 1/1/28	VMIG1	3,050,000	3,050,000

			4,144,674
Oregon (0.3%)

Multnomah Cnty., Hosp. Fac. Auth. Rev. Bonds (Terwilliger Plaza, Inc.), 5s, 12/1/29	BBB/F	1,090,000	1,207,077

OR State Hsg. & Cmnty. Svcs. Dept. Rev. Bonds (Single Fam. Mtge.), Ser. B, 5 3/8s, 7/1/34	Aa2	2,000	2,036

Warm Springs Reservation, Confederated Tribes 144A Rev. Bonds (Pelton Round Butte Tribal), Ser. B, 6 3/8s, 11/1/33	A3	1,800,000	2,081,340

			3,290,453
Pennsylvania (4.0%)

Allegheny Cnty., Higher Ed. Bldg. Auth. Rev. Bonds
(Robert Morris U.), Ser. A, 5 3/4s, 10/15/40	Baa3	765,000	871,626
(Chatham U.), Ser. A, 5s, 9/1/35	BBB	1,000,000	1,103,370
(Chatham U.), Ser. A, 5s, 9/1/30	BBB	1,500,000	1,678,935

Allegheny Cnty., Indl. Dev. Auth. Rev. Bonds
(Env. Impt. - USX Corp.), 6 7/8s, 5/1/30	BB	3,400,000	3,724,190
(U.S. Steel Corp.), 6 3/4s, 11/1/24	BB	1,000,000	1,114,190

Allentown, Neighborhood Impt. Zone Dev. Auth. Rev. Bonds, Ser. A, 5s, 5/1/42	Baa2	3,250,000	3,478,280

Beaver Cnty., Indl. Dev. Auth. VRDN (Elec. Co.), Ser. B, 0.17s, 11/1/25	VMIG1	1,100,000	1,100,000

Bucks Cnty., Indl. Dev. Auth. Rev. Bonds (US Steel Corp.), 6 3/4s, 6/1/26	BB	1,460,000	1,643,975

Cumberland Cnty., Muni. Auth. Rev. Bonds (Diakon Lutheran Ministries), 5s, 1/1/36	BBB+/F	1,790,000	1,841,087

Lancaster Cnty., Hosp. Auth. Rev. Bonds (Brethren Village), Ser. A
6 1/2s, 7/1/40	BB-/P	3,000,000	3,211,050
6 3/8s, 7/1/30	BB-/P	1,375,000	1,476,599

Montgomery Cnty., Higher Ed. & Hlth. Auth. Rev. Bonds (Arcadia U.), 5 1/4s, 4/1/30	BBB+	1,530,000	1,682,220

Montgomery Cnty., Indl. Auth. Resource Recvy. Rev. Bonds (Whitemarsh Cont. Care), 6 1/4s, 2/1/35	B-/P	2,400,000	2,440,080

Northeastern PA Hosp. & Ed. Auth. Rev. Bonds (Wilkes U.), Ser. A, 5 1/4s, 3/1/42	BBB	1,000,000	1,080,550

PA Econ. Dev. Fin. Auth. Exempt Fac. Rev. Bonds (Allegheny Energy Supply Co.), 7s, 7/15/39	Baa3	4,000,000	4,783,799

PA State Higher Edl. Fac. Auth. Rev. Bonds
(Shippensburg U.), 6 1/4s, 10/1/43	Baa3	1,000,000	1,162,420
(Edinboro U. Foundation), 6s, 7/1/43	Baa3	1,400,000	1,583,008
(Edinboro U. Foundation), 5 7/8s, 7/1/38	Baa3	1,000,000	1,096,850
(Indiana U.), Ser. A, 5s, 7/1/32	BBB+	500,000	550,500

PA State Higher Edl. Fac. Auth. Student Hsg. Rev. Bonds (East Stroudsburg U.), 5s, 7/1/42	Baa3	1,655,000	1,737,105

Philadelphia, Auth. for Indl. Dev. Rev. Bonds (Master Charter School), 6s, 8/1/35	BBB+	1,720,000	1,930,924

Philadelphia, Hosp. & Higher Ed. Fac. Auth. Rev. Bonds (Graduate Hlth. Syst. Oblig. Group), 7 1/4s, 7/1/18 (In default)(NON)	D/P	5,489,822	549

Philadelphia, Hosp. & Higher Edl. Fac. Auth. Rev. Bonds (Graduate Hlth. Syst.), Ser. B, 6 1/4s, 7/1/13 (In default)(NON)	D/P	532,753	5

Pittsburgh G.O. Bonds, Ser. B, 5s, 9/1/26	A1	2,000,000	2,333,900

Susquehanna, Area Regl. Arpt. Syst. Auth. Rev. Bonds, Ser. A, 6 1/2s, 1/1/38	Baa3	3,675,000	4,109,936

Washington Cnty., Indl. Dev. Auth. Hlth. Care Fac. Rev. Bonds (First Mtge. AHF/Central), 8 1/2s, 1/1/29	B/P	1,081,000	1,091,475

			46,826,623
Puerto Rico (3.0%)

Cmnwlth. of PR, G.O. Bonds
Ser. C, 6s, 7/1/39	Baa3	2,515,000	2,592,990
(Pub. Impt.), Ser. A, 5 3/4s, 7/1/41	Baa3	5,000,000	5,107,250

Cmnwlth. of PR, Aqueduct & Swr. Auth. Rev. Bonds, Ser. A, 6s, 7/1/44	Ba1	6,500,000	6,617,455

Cmnwlth. of PR, Pub. Bldg. Auth. Rev. Bonds (Govt. Fac.), Ser. P, Cmnwlth. of PR Gtd., 6 3/4s, 7/1/36	Baa3	5,000,000	5,376,400

Cmnwlth. of PR, Sales Tax Fin. Corp. Rev. Bonds, Ser. A
NATL, zero %, 8/1/43	Aa3	20,000,000	3,719,400
zero %, 8/1/31	A+	31,000,000	11,622,830

			35,036,325
South Carolina (—%)

Georgetown Cnty., Env. Impt. Rev. Bonds (Intl. Paper Co.), Ser. A, 5.3s, 3/1/28	BBB	500,000	506,355

			506,355
Texas (10.1%)

Abilene, Hlth. Fac. Dev. Corp. Rev. Bonds (Sears Methodist Retirement), Ser. A
7s, 11/15/33	CCC/P	2,181,000	1,425,851
U.S. Govt. Coll., 7s, 11/15/33 (Prerefunded, 11/15/13)	CCC/P	319,000	333,814
5.9s, 11/15/25 (In default)(NON)	D/P	6,122,000	4,044,805

Bexar Cnty., Hsg. Fin. Auth. Corp. Rev. Bonds (American Opty-Waterford), Ser. A1, 7s, 12/1/36	B2	4,500,000	4,500,900

Brazos River Harbor Naval Dist. Env. FRB (Dow Chemical Co.), Ser. A-4, 5.95s, 5/15/33	BBB	5,150,000	5,948,714

Brazos, Harbor Indl. Dev. Corp. Env. Fac. Mandatory Put Bonds (5/1/28) (Dow Chemical), 5.9s, 5/1/38	BBB	1,850,000	2,093,460

Central TX Regl. Mobility Auth. Rev. Bonds (Sr. Lien), Ser. A, 5s, 1/1/33(FWC)	Baa2	1,100,000	1,215,214

Clifton, Higher Ed. Fin. Corp. Rev. Bonds (Idea Pub. Schools), 5s, 8/15/32	BBB	1,500,000	1,644,540

Dallas-Fort Worth, Intl. Arpt. Fac. Impt. Corp. Rev. Bonds, Ser. D, 5s, 11/1/38	A+	3,000,000	3,189,810

Harris Cnty., Cultural Ed. Fac. Fin. Corp. Rev. Bonds (YMCA of Greater Houston), Ser. A, 5s, 6/1/33	Baa3	1,000,000	1,096,150

Harris Cnty., Cultural Ed. Fac. Fin. Corp. VRDN (Texas Med. Ctr.), Ser. B-1, 0.18s, 9/1/31	VMIG1	2,365,000	2,365,000

Houston, Arpt. Syst. Rev. Bonds
(Continental Airlines, Inc.), Ser. E, 7s, 7/1/29	B2	500,000	502,935
(Special Fac. - Continental Airlines, Inc.), Ser. E, 6 3/4s, 7/1/21	B2	8,400,000	8,440,908
(Continental Airlines, Inc. Term. Project), 6 1/2s, 7/15/30	B2	3,200,000	3,613,472
(Continental Airlines, Inc.), Ser. C, 5.7s, 7/15/29	B2	4,985,000	5,000,304

Houston, Higher Ed. Fin. Co. Rev. Bonds (Cosmos Foundation), Ser. A
5s, 2/15/42	BBB	2,250,000	2,394,540
5s, 2/15/32	BBB	2,250,000	2,453,423

La Vernia, Higher Ed. Fin. Corp. Rev. Bonds (Kipp, Inc.), Ser. A
6 3/8s, 8/15/44	BBB	2,450,000	2,829,260
6 1/4s, 8/15/39	BBB	2,375,000	2,737,639

Love Field, Arpt. Modernization Corp. Special Fac. Rev. Bonds (Southwest Airlines Co.), 5 1/4s, 11/1/40	Baa3	7,000,000	7,637,490

Matagorda Cnty., Poll. Control Rev. Bonds
(Cent Pwr. & Light Co.), Ser. A, 6.3s, 11/1/29	Baa2	2,400,000	2,799,408
(Dist. No. 1), Ser. A, AMBAC, 4.4s, 5/1/30	Baa2	3,000,000	3,181,260

Newark, Cultural Ed. Facs. Fin. Corp. Rev. Bonds (AW Brown-Fellowship Leadership Academy), Ser. A, 6s, 8/15/32	BBB-	600,000	631,008

North TX, Edl. Fin. Co. Rev. Bonds (Uplift Edl.), Ser. A, 5 1/8s, 12/1/42	BBB-	2,500,000	2,734,150

North TX, Thruway Auth. Rev. Bonds, Ser. B, zero %, 9/1/37	AA	3,000,000	894,540

North TX, Tollway Auth. Rev. Bonds (Toll 2nd Tier), Ser. F, 5 3/4s, 1/1/38	A3	3,370,000	3,767,053

North TX, Tollway Auth. stepped-coupon Rev. Bonds (1st Tier), Ser. I, stepped-coupon zero % (6 1/2s, 1/1/15), 1/1/43(STP)	A2	5,300,000	5,971,351

Tarrant Cnty., Cultural Ed. Fac. Fin. Corp. Retirement Fac. Rev. Bonds
(Sr. Living Ctr.), Ser. A, 8 1/4s, 11/15/44	B+/P	4,500,000	5,152,815
(Sr. Living Ctr.), Ser. A, 8 1/4s, 11/15/39	B+/P	1,000,000	1,146,840
(Air Force Village), 6 3/8s, 11/15/44	BBB-/F	5,825,000	6,447,633

Travis Cnty., Cultural Ed. Facs. Fin. Corp. Rev. Bonds (Wayside Schools), Ser. A,
5 1/4s, 8/15/42	BB+	450,000	452,664
5s, 8/15/27	BB+	500,000	499,960

TX Muni. Gas Acquisition & Supply Corp. I Rev. Bonds, Ser. A, 5 1/4s, 12/15/24	A-	4,500,000	5,274,405

TX Private Activity Surface Trans. Corp. Rev. Bonds
(LBJ Infrastructure), 7s, 6/30/40	Baa3	4,500,000	5,518,170
(NTE Mobility), 6 7/8s, 12/31/39	Baa2	3,350,000	4,036,281

TX State Trans. Comm. Tpk. Syst. Rev. Bonds (1st Tier), Ser. A, 5s, 8/15/41	A-	4,300,000	4,696,718

Uptown, Dev. Auth. Tax Increment Contract Tax Alloc. Bonds (Infrastructure Impt. Fac.), 5 1/2s, 9/1/29	BBB	1,000,000	1,125,270

			117,797,755
Utah (0.8%)

Murray City, Hosp. Rev. VRDN (IHC Hlth. Svcs., Inc.)
Ser. A, 0.18s, 5/15/37	VMIG1	2,000,000	2,000,000
Ser. C, 0.17s, 5/15/36	Aa1	7,595,000	7,595,000

			9,595,000
Virginia (2.3%)

Albemarle Cnty., Econ. Dev. Auth. Res. Care Fac. Mtge. Rev. Bonds (Westminster-Canterbury Blue Ridge), Ser. A, 5s, 1/1/42	BB-/P	1,000,000	1,021,460

Albemarle Cnty., Indl. Dev. Auth. Res. Care Fac. Rev. Bonds (Westminster-Canterbury), 5s, 1/1/31	BB-/P	1,100,000	1,125,388

Chesapeake, Toll Rd. Rev. Bonds (Sr. Trans. Syst.), Ser. A, 5s, 7/15/47	BBB	1,000,000	1,057,340

Chesterfield Cnty., Hlth. Ctr. Cmnty. Res. Care Fac. Rev. Bonds (Lucy Corr Village), Ser. A, 6 1/4s, 12/1/38	BB-/P	1,700,000	1,387,404

Henrico Cnty., Econ. Dev. Auth. Res. Care Fac. Rev. Bonds (United Methodist Homes)
5s, 6/1/24	BB+/P	395,000	429,195
5s, 6/1/21	BB+/P	985,000	1,092,542

Lexington, Indl. Dev. Auth. Res. Care Fac. Rev. Bonds (Kendal at Lexington), Ser. A, 5 1/2s, 1/1/37	B+/P	1,460,000	1,482,090

Peninsula Ports Auth. Res. Care Fac. Rev. Bonds (VA Baptist Homes), Ser. A, 7 3/8s, 12/1/32 (Prerefunded 12/1/13)	AA+	4,000,000	4,164,920

Route 460 Funding Corp. Toll Rd. Rev. Bonds (Sr. Lien), Ser. A, 5 1/8s, 7/1/49	Baa3	1,050,000	1,136,835

VA ST Small Bus. Fin. Auth. Rev. Bonds
(Elizabeth River Crossings OPCO, LLC), 6s, 1/1/37	BBB-	2,100,000	2,421,111
(Express Lanes, LLC), 5s, 7/1/34	BBB-	2,400,000	2,507,904

VA ST Small Bus. Fin. Sr. Lien Auth. Rev. Bonds (95 Express Lanes, LLC), 5s, 1/1/40	BBB-	1,000,000	1,030,410

Washington Cnty., Indl. Dev. Auth. Hosp. Fac. Rev. Bonds (Mountain States Hlth. Alliance), Ser. C, 7 3/4s, 7/1/38	Baa1	5,100,000	6,331,344

Winchester, Indl. Dev. Auth. Res. Care Fac. Rev. Bonds (Westminster-Canterbury), Ser. A, 5.3s, 1/1/35	BBB+/F	2,000,000	2,035,460

			27,223,403
Washington (1.6%)

Port Seattle, Port Indl. Dev. Corp. Rev. Bonds (Delta Airlines, Inc.), 5s, 4/1/30	B-	700,000	715,288

Tobacco Settlement Auth. of WA Rev. Bonds
6 5/8s, 6/1/32	Baa1	2,065,000	2,107,353
6 1/2s, 6/1/26	A3	4,000,000	4,135,480

WA State Higher Ed. Fac. Auth. Rev. Bonds (Whitworth U.)
5 5/8s, 10/1/40	Baa1	1,600,000	1,751,376
5 1/4s, 10/1/46	Baa1	2,000,000	2,182,640
5s, 10/1/32	Baa1	815,000	896,728

WA State Hlth. Care Fac. Auth. Rev. Bonds
(WA Hlth. Svcs.), 7s, 7/1/39	Baa3	3,000,000	3,483,390
(Kadlec Med. Ctr.), 5 1/2s, 12/1/39	Baa3	2,000,000	2,145,720
(Kadlec Regl. Med. Ctr.), 5s, 12/1/32	Baa3	750,000	787,853

			18,205,828
West Virginia (0.3%)

Pleasants Cnty., Poll. Control Rev. Bonds (Allegheny), Ser. F, 5 1/4s, 10/15/37	Baa3	500,000	533,635

WV State Hosp. Fin. Auth. Rev. Bonds (Thomas Hlth. Syst.), 6 3/4s, 10/1/43	B/P	2,330,000	2,448,015

			2,981,650
Wisconsin (1.2%)

Platteville, Redev. Auth. Rev. Bonds (UW-Platteville Real Estate), 5s, 7/1/32	BBB-	2,500,000	2,652,600

Pub. Fin. Auth. Arpt. Fac. Rev. Bonds
(Sr. Oblig. Group), 5 1/4s, 7/1/28	BBB-	800,000	880,544
(Trans. Infrastructure Properties), 5s, 7/1/42	BBB-	3,500,000	3,675,595

WI State Hlth. & Edl. Fac. Auth. Rev. Bonds
(St. Johns Cmntys. Inc.), Ser. A, 7 5/8s, 9/15/39	BB/P	1,350,000	1,581,188
(St. Johns Cmntys. Inc.), Ser. A, 7 1/4s, 9/15/29	BB/P	1,000,000	1,174,880
(Prohealth Care, Inc.), 6 5/8s, 2/15/39	A1	3,000,000	3,515,910

			13,480,717
Wyoming (0.1%)

Uinta Cnty., Poll. Control VRDN (Chevron USA, Inc.), 0.17s, 8/15/20	P-1	850,000	850,000

			850,000

Total municipal bonds and notes (cost $1,029,465,862)			$1,133,073,883

PREFERRED STOCKS (1.0%)(a)
		Shares	Value

MuniMae Tax Exempt Bond Subsidiary, LLC 144A Ser. A-5, $5.00 cum. pdf		6,000,000	$6,004,980

MuniMae Tax Exempt Bond Subsidiary, LLC 144A Ser. B, 7 3/4s cum. pfd.		6,000,000	6,000,300

Total preferred stocks (cost $12,000,000)			$12,005,280

UNITIZED TRUST (0.1%)(a)
		Units	Value

CMS Liquidating Trust 144A(NON)		400	$1,280,000

Total unitized trust (cost $1,206,477)			$1,280,000

COMMON STOCKS (0.0%)(a)
		Shares	Value

Tembec, Inc. (Canada)(NON)		10,751	$ 36,070

Total common stocks (cost $8,077,612)			$36,070

TOTAL INVESTMENTS

Total investments (cost $1,050,749,951)(b)			$1,146,395,233

	Notes to the fund's portfolio
	Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from August 1, 2013 through April 30, 2013 (the reporting period). Within the following notes to the portfolio, references to “ASC 820” represent Accounting Standards Codification ASC 820 Fair Value Measurements and Disclosures, references to “Putnam Management” represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC and references to “OTC”, if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $1,168,935,567.
(RAT)	The Moody's, Standard & Poor's or Fitch ratings indicated are believed to be the most recent ratings available at the close of the reporting period for the securities listed. Ratings are generally ascribed to securities at the time of issuance. While the agencies may from time to time revise such ratings, they undertake no obligation to do so, and the ratings do not necessarily represent what the agencies would ascribe to these securities at the close of the reporting period. Securities rated by Putnam are indicated by “/P.” Securities rated by Fitch are indicated by “/F.” The rating of an insured security represents what is believed to be the most recent rating of the insurer's claims-paying ability available at the close of the reporting period, if higher than the rating of the direct issuer of the bond, and does not reflect any subsequent changes. Security ratings are defined in the Statement of Additional Information.
(b)	The aggregate identified cost on a tax basis is $1,049,455,369, resulting in gross unrealized appreciation and depreciation of $121,573,933 and $24,634,069, respectively, or net unrealized appreciation of $96,939,864.
(NON)	Non-income-producing security.
(STP)	The interest rate and date shown parenthetically represent the new interest rate to be paid and the date the fund will begin accruing interest at this rate.
(FWC)	Forward commitment, in part or in entirety.
	144A after the name of an issuer represents securities exempt from registration under Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
	The rates shown on Mandatory Put Bonds are the current interest rates at the close of the reporting period.
	The dates shown parenthetically on Mandatory Put Bonds represent the next mandatory put dates.
	The dates shown parenthetically on prerefunded bonds represent the next prerefunding dates.
	The dates shown on debt obligations are the original maturity dates.
	The fund had the following sector concentrations greater than 10% at the close of the reporting period (as a percentage of net assets):
	Health care	30.7%
	Transportation	12.1
	Education	10.8
	Security valuation: Tax-exempt bonds and notes are generally valued on the basis of valuations provided by an independent pricing service approved by the Trustees. Such services use information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities in determining value. These securities will generally be categorized as Level 2.
	Certain investments, including certain restricted and illiquid securities and derivatives are also valued at fair value following procedures approved by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures and recovery rates. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Common stocks:
Basic materials	$36,070	$—	$—
Total common stocks	36,070	—	—
Unitized trust		1,280,000
Municipal bonds and notes	—	1,133,073,883	—
Preferred stocks	—	12,005,280	—

Totals by level	$36,070	$1,146,359,163	$—

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Tax Free Income Trust

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: June 27, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: June 27, 2013

By (Signature and Title):

/s/ Steven D. Krichmar Steven D. Krichmar Principal Financial Officer Date: June 27, 2013